CONCENTRATION OF RISK (Details Narrative)	12 Months Ended
	Jul. 31, 2024 USD ($)	Jul. 31, 2023	Jul. 31, 2024 HKD ($)
Concentration Risk [Line Items]
Insured FDIC	$ 250,000
Compensation amount	$ 64,000		$ 500,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	48.00%	40.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	11.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	53.50%	76.00%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.20%	16.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
HONG KONG
Concentration Risk [Line Items]
Cash balance	$ 386,936
Credit risk	$ 323,000